Financial Assets and Liabilities - Additional Information (Detail)					6 Months Ended	12 Months Ended
	Mar. 22, 2022 PHP (₱)	Mar. 22, 2022 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Mar. 31, 2023	Dec. 31, 2022 PHP (₱) USD ($)	Dec. 31, 2021 PHP (₱) USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement						₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties						0	0
Transfers out of Level 3 of fair value hierarchy, investment properties						0	0
Financial liabilities fair value transfer into Level 3						0	0
Financial liabilities fair value transfer out of Level 3						0	0
Transfer of financial liabilities fair value from Level 1 to Level 2						0	0
Transfer of financial liabilities fair value from Level 2 to Level 1						0	0
Cash and cash equivalents						25,211,000,000	23,907,000,000	₱ 40,237,000,000			₱ 24,369,000,000
Short-term investments						383,000,000	2,241,000,000
Remaining commitment						33,000,000,000
Pledges as collaterals						₱ 0	0
Exchange rate						1.00
Net foreign exchange gains								1,488,000,000
Net foreign exchange loss						₱ 4,685,000,000	3,890,000,000
Percentage of increase or decrease in value of currency						0.33%
Net foreign exchange gain /loss on equity instrument						₱ 6,000,000
Increase in consolidated variable rate debt						101,590,000,000	91,166,000,000
Foreign exchange gains (losses) – net (Note 28)						₱ (4,685,000,000)	₱ (3,890,000,000)	₱ 1,488,000,000
Decrease in dividend payout			60.00%
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Bottom of range [member] | Major Vendors [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of capital expenditure requirements					80.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates						41.00%	36.00%		41.00%	36.00%
Fixed Interest Rate [Member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate						59.00%	64.00%		59.00%	64.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	54.52	1.00				1.00	1.00
Decrease in consolidated foreign currency-denominated financial liabilities						₱ 2,484,000,000
Percentage of consolidated debts						17.00%	16.00%
Decrease in consolidated foreign currency-denominated debt						₱ 41,894,000,000	₱ 40,439,000,000
Percentage of consolidated debts unhedged						7.00%	8.00%		7.00%	8.00%
Percentage of consolidated debts unhedged net of cash allocated for debt						5.00%	5.00%		5.00%	5.00%
Percentage of consolidated revenues denominated in U.S. dollars						17.00%	17.00%	18.00%	17.00%	17.00%
Percentage of consolidated expenses denominated in U.S. dollars						5.00%	7.00%	6.00%	5.00%	7.00%
Decrease in value of currency						9.52%			9.52%
Borrowings, interest rate basis						30
Percentage of exchange rate weaken/strengthen						60.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis						30
Increase decrease in profit after tax						₱ 104,000,000
Foreign exchange gains (losses) – net (Note 28)						₱ 44,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis						60
Increase decrease in profit after tax						₱ 14,000,000
Foreign exchange gains (losses) – net (Note 28)						0
Long-Term Currency Swap Contracts, Long-Term Foreign Currency Options and Short-Term Forwards Allocated for Debt [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $									$ 441,000,000	$ 406,000,000
Interest Rate Swap Contract [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $									$ 0	$ 11,000,000
Less than 1 year [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding commercial commitments in the form of letters of credit						0	₱ 0
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations						₱ 178,219,000,000	₱ 179,484,000,000